Vessels, net, Advances for vessels under construction (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Vessels, net [Abstract]
Beginning balance	$ 0
Additions	8,567
Advances paid	3,472
Capitalized expenses	375
Foreign currency translation differences	334
Ending balance	$ 12,748